Share-Based Compensation - Summary of Key Terms and Conditions of Share-Based Compensation Based on Redeemable Warrants (Details)	12 Months Ended
	Dec. 31, 2020 shares € / shares	Dec. 31, 2019 shares € / shares	Dec. 31, 2018 shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Date of the Shareholders meeting		Jun. 15, 2018
Date of the decision and delegation of the Board of Directors to the CEO		Oct. 18, 2019
Date of the CEO decision		Oct. 31, 2019
Total number of BSAAR voided		0
Total number of BSAAR exercised	0	0	0
Total of BSAAR remaining		35,070
Issue Price | € / shares		€ 1.23
Valuation method used		Black & Scholes
Expected dividends		0.00%
Expected volatility		40.00%
Risk-free interest rate		0.00%
Expected life		8 months 12 days
BSAAR 2016-A and B | Employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Date of the Shareholders meeting	Feb. 24, 2015
Date of the Management Board meeting	Jul. 22, 2016
Total number of BSAAR subscribed	10,800
Total number of BSAAR voided	10,800
Total number of BSAAR exercised	0
Total of BSAAR remaining	0
Issue Price | € / shares	€ 23.50
Subscription period	From 01/01/2018 to 07/27/2020
Estimated fair value - valued by expert opinion | € / shares	€ 4.60
Valuation method used	Black & Scholes
Expected dividends	0.00%
Expected volatility	75.40%
Risk-free interest rate	0.00%
Expected life	4 years
BSAAR 2014-A - B and C | Employees and Officers
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Date of the Shareholders meeting	Apr. 02, 2014
Date of the Management Board meeting	Sep. 16, 2014
Total number of BSAAR subscribed	62,717
Total number of BSAAR voided	61,484
Total number of BSAAR exercised	1,233
Total of BSAAR remaining	0
Issue Price | € / shares	€ 23.50
Subscription period	voided on 09/2018 - 05/2019 and 07/2019
Valuation method used	Black & Scholes
Expected dividends	0.00%
Expected volatility	75.40%
Risk-free interest rate	0.40%
Expected life	4 years
BSAAR 2014-A - B and C | Employees and Officers | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Estimated fair value - valued by expert opinion | € / shares	€ 8.44
BSAAR 2014-A - B and C | Employees and Officers | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Estimated fair value - valued by expert opinion | € / shares	€ 11.29